Concentrations (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentrations
Accounts payable	$ 1,085,098	$ 1,085,098	$ 746,554	$ 937,200
Supplier Expenditures, Total | Supplier Concentration Risk | Supplier One
Concentrations
Total expense	$ 287,000	$ 582,000	$ 679,481
Concentration risk (as a percent)		15.00%	10.10%
Accounts Payable | Supplier Concentration Risk | Supplier One
Concentrations
Accounts payable			$ 98,384
Concentration risk (as a percent)			13.20%